Employee Benefit Plans - Pension Plan Participation and Contribution Summary (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Multiemployer Plans [Line Items]
Contributions	[1]	$ 40	$ 33	$ 32
Southern Nevada Culinary and Bartenders Pension Plan [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number		886016617
Pension Plan Number		001
Pension Protection Act Zone Status	[2],[3]	Green	Green
FIP/RP Status Pending/Implemented	[2],[4]	No
Contributions	[1],[2]	$ 19	$ 16	$ 16
Surcharge Imposed		No
Multiemployer Plans, Period Contributions, Significance of Contributions [true/false]			true	true
Pension Plan of the UNITE HERE National Retirement Fund [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number		136130178
Pension Plan Number		001
Pension Protection Act Zone Status	[2],[3],[5]	Red	Red
FIP/RP Status Pending/Implemented	[2],[4],[5]	Implemented
Contributions	[1],[2],[5]	$ 9	$ 5	$ 6
Surcharge Imposed		No
Multiemployer Plans, Period Contributions, Significance of Contributions [true/false]			true	true
Central Pension Fund of the IUOE & Participating Employers1 [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number		366052390
Pension Plan Number		001
Pension Protection Act Zone Status	[3],[6]	Green	Green
FIP/RP Status Pending/Implemented	[4],[6]	No
Contributions	[1],[6]	$ 5	$ 5	$ 4
Surcharge Imposed		No
Multiemployer Plans, Period Contributions, Significance of Contributions [true/false]			true	true
Local 68 Engineers Union Pension Plan2 [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number		510176618
Pension Plan Number		001
Pension Protection Act Zone Status	[2],[3],[7]	Yellow	Yellow
FIP/RP Status Pending/Implemented	[2],[4],[7]	No
Contributions	[1],[2],[7]	$ 1	$ 0	$ 0
Surcharge Imposed		No
Expiration Date of Collective-Bargaining Agreement	[8]	Apr. 30, 2020
Multiemployer Plans, Period Contributions, Significance of Contributions [true/false]			true	true
NJ Carpenters Pension Fund [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number		226174423
Pension Plan Number		001
Pension Protection Act Zone Status	[3]	Yellow	Yellow
FIP/RP Status Pending/Implemented	[1]	Implemented
Contributions	[1]	$ 0	$ 0	$ 0
Surcharge Imposed		No
Expiration Date of Collective-Bargaining Agreement	[8]	Apr. 30, 2020
Painters IUPAT [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number		526073909
Pension Plan Number		001
Pension Protection Act Zone Status	[3]	Yellow	Yellow
FIP/RP Status Pending/Implemented	[1]	Implemented
Contributions	[1]	$ 1	$ 1	$ 1
Surcharge Imposed		No
Multiemployer Plans, Period Contributions, Significance of Contributions [true/false]			true	true
Multiemployer Plan, Individually Insignificant Multiemployer Plans [Member]
Multiemployer Plans [Line Items]
Contributions	[1]	$ 5	$ 6	$ 5

[1]	Comparability to periods prior to the Effective Date are impacted by the consolidation of CEOC LLC.
[2]	Employer provided more than 5% of the total contributions for the plan years ended 2016 and 2015. At the date the financial statements were issued, Forms 5500 were not available for the 2017 plan year ending.
[3]	Represents the Pension Protection Act zone status for applicable plan year beginning January 1, except where noted otherwise. The zone status is based on information that the Company received from the plan administrator and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are between 65% and less than 80% funded, and plans in the green zone are at least 80% funded. All plans detailed in the table above utilized extended amortization provisions to calculate zone status.
[4]	Indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented.
[5]	See discussion of NRF Settlement Agreement in Note 11. The HEREIU Intermediary Plan was established as the result of a spin-off from the Pension Plan of the UNITE HERE National Retirement Fund effective January 1, 2018. As of January 1, 2018, CEC no longer contributes to the NRF nor has any remaining liability owed to the NRF.
[6]	Plan years begin February 1.
[7]	Plan years begin July 1.
[8]	The terms of the current agreement continue indefinitely until either party provides appropriate notice of intent to terminate the contract.